Summary of significant accounting policies - Schedule of contract balance (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Summary of significant accounting policies
Opening Balance	¥ 73,453,237		¥ 109,180,373
(Decrease) Increase, net	(24,396,466)		(35,727,136)
Ending Balance	49,056,771	$ 6,720,750	73,453,237
Opening Balance	12,910,965		3,251,684
(Decrease) increase, net	(8,467,070)		9,659,281
Ending Balance	4,443,895		12,910,965
Opening Balance	307,841,304		275,011,206
Decrease) increase, net	(56,249,504)		32,830,098
Ending Balance	¥ 251,591,800		¥ 307,841,304